Submission	Jan. 20, 2026
Submission [Line Items]
Central Index Key	0001637459
Registrant Name	Kraft Heinz Co
Registration File Number	333-284906
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A